Accounts Payable and Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accounts Payable and Accrued Expenses
Schedule of accounts payable and accrued expenses

	March 31, 2024	December 31, 2023
Accrued 2023 Lilly License costs	$5,000	$10,000
Accrued research and development costs	7,246	6,091
Accounts payable	1,485	2,749
Accrued bonus	390	1,201
Other accrued expenses	553	261
Total accounts payable and accrued expenses	$14,674	$20,302

	December 31, 2023	December 31, 2022[1]
Accrued 2023 Lilly License costs	$10,000	$—
Accrued research and development costs	6,091	490
Accounts payable	2,749	2,010
Accrued bonus	1,201	141
Accrued consulting fees	150	451
Other accrued expenses	111	681
Accrued offering costs	—	655
Total accounts payable and accrued expenses	$20,302	$4,428